Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares
Share-based Payments
Share based payment expenses recognized | ¥	¥ 1,207,581		¥ 1,010,013		¥ 951,048
Employees
Share-based Payments
Share based payment expenses recognized | ¥	¥ 261,869		¥ 247,648		¥ 317,503
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares) | shares	1,950,761		1,583,290		1,628,542
Non-vested shares movement
Outstanding at the beginning of the period | shares	2,635,774		2,991,693
Granted | shares	1,950,761		1,583,290		1,628,542
Vested | shares	(1,084,205)		(1,156,264)
Forfeited | shares	(534,238)		(782,945)
Outstanding at the end of the period | shares	2,968,092		2,635,774		2,991,693
Restricted shares | Employees
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥	¥ 601,010		¥ 1,357,118
Share based payment expenses recognized | ¥	593,061		611,572		¥ 518,026
2012 Stock Incentive Plan | Restricted shares
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥					¥ 956,864
Unrecognized compensation cost related to non-vested shares | ¥	¥ 1,368,651	¥ 1,368,651	¥ 1,405,731	¥ 1,405,731
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	2 years 4 months 24 days		2 years 9 months 14 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 308.09	¥ 46.43	¥ 857.15	¥ 132.92	¥ 587.56	$ 87.13
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Forfeiture rate (as a percent)	26.00%		29.00%		28.00%